Putnam Investments, LLC
                                    One Post Office Square
                                    Boston, MA 02109
                                    July 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Equity Fund (Reg. No. 33-53135) (811-7615) (the "Fund")
    Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2002.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 1-1913.

                                    Very truly yours,

                                    PUTNAM GLOBAL EQUITY FUND

                                    /s/ Gordon H. Silver

                                By: ----------------------------
                                    Gordon H. Silver
                                    Vice President

cc: Charles Larsen, Esq.
    Ropes & Gray